Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

October 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 94.6%

Security	Principal Amount (000’s omitted)	Value
Education — 3.9%
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/20	$325	$335,761
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/21	150	160,219
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/19	100	100,284
Michigan State University, (SPA: Royal Bank of Canada), 1.16%, 8/15/30(1)	1,000	1,000,000
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	290,015
UCF Stadium Corp., FL, 5.00%, 3/1/21	150	157,448
UCF Stadium Corp., FL, 5.00%, 3/1/23	250	279,587
West Clark 2000 School Building Corp., IN, 5.00%, 1/15/23	100	111,596

		$2,434,910

Electric Utilities — 3.6%
Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/22	$200	$214,584
Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/23	780	861,214
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	175	193,251
San Antonio, TX, Electric and Gas Systems, 3.00% to 12/1/19 (Put Date), 12/1/45	225	225,281
San Antonio, TX, Electric and Gas Systems, 3.00% to 12/1/20 (Put Date), 12/1/45	250	254,495
Springfield, IL, Electric System Revenue, 5.00%, 3/1/21	200	209,362
Springfield, IL, Electric System Revenue, 5.00%, 3/1/25	250	292,715

		$2,250,902

Escrowed/Prerefunded — 1.3%
Lake County Community Consolidated School District No. 50, IL, Escrowed to Maturity, 5.00%, 1/1/21	$165	$172,169
Revere Local School District, OH, Prerefunded to 6/1/22, 5.00%, 12/1/27	200	219,694
Scotts Bluff County School District 0016, NE, (Gering Public Schools), Prerefunded to 5/30/22, 5.00%, 12/1/25	120	131,644
Scotts Bluff County School District 0016, NE, (Gering Public Schools), Prerefunded to 5/30/22, 5.00%, 12/1/26	115	126,158
Scotts Bluff County School District 0016, NE, (Gering Public Schools), Prerefunded to 5/30/22, 5.00%, 12/1/27	170	186,495

		$836,160

General Obligations — 28.7%
Aldine Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/21	$1,060	$1,111,845
Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/23	125	139,032
Campton Township, IL, 5.00%, 12/15/19	75	75,318
Campton Township, IL, 5.00%, 12/15/22	200	221,380
Campton Township, IL, 5.00%, 12/15/23	105	119,554
Cape May County, NJ, 3.00%, 10/1/30	1,000	1,066,580
Channahon, IL, 4.00%, 12/1/20	220	224,796
Channahon, IL, 4.00%, 12/1/21	565	594,578
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/20	1,000	1,010,790
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	58,945

Security	Principal Amount (000’s omitted)	Value
Fort Worth, TX, 5.00%, 3/1/20	$825	$835,230
Grand Blanc Community Schools, MI, 4.00%, 5/1/27	455	483,815
Illinois, 5.00%, 2/1/27	2,000	2,289,280
Illinois, 5.00%, 1/1/28	500	560,850
Katy Independent School District, TX, (PSF Guaranteed), 1.562%, (67% of 1 mo. USD LIBOR + 0.28%), 8/16/21 (Put Date), 8/15/36(2)	1,000	1,000,020
La Grange Park District, IL, 5.00%, 12/1/20	395	410,073
La Joya Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26	1,000	1,101,370
Lakeland, FL, 5.00%, 10/1/21	50	53,623
Lakeland, FL, 5.00%, 10/1/22	100	110,797
Lakeland, FL, 5.00%, 10/1/24	50	58,862
Maine, 5.00%, 6/1/25	500	600,575
McLean County Public Building Commission, IL, 5.00%, 12/1/22	250	278,082
New York, NY, 1.82%, (SIFMA + 0.70%), 2/15/20(2)	100	100,208
New York, NY, (LOC: TD Bank, N.A.), 1.08%, 9/1/27(1)	500	500,000
Northside Independent School District, TX, (PSF Guaranteed), 4.00%, 6/1/29	1,000	1,065,620
Schaumburg, IL, 4.00%, 12/1/19	40	40,082
Tennessee, 3.00%, 10/1/27	1,000	1,015,210
Texas, (Texas Water Development Board), 5.00%, 8/1/25	850	906,108
Texas, (Texas Water Development Board), 5.00%, 8/1/26	925	985,393
Texas, (Texas Water Development Board), 5.00%, 8/1/27	260	276,835
Texas, (Texas Water Development Board), Prerefunded to 8/1/21, 5.00%, 8/1/27	740	786,849
Vistancia Community Facilities District, AZ, 5.00%, 7/15/20	30	30,787

		$18,112,487

Hospital — 11.9%
Arizona Health Facilities Authority, (Phoenix Children’s Hospital), 2.97%, (SIFMA + 1.85%), 2/1/23 (Put Date), 2/1/48(2)	$500	$516,000
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/25	25	28,123
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/23	25	27,774
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/28	1,000	1,241,230
Maricopa County Industrial Development Authority, AZ, (Banner Health), 1.50%, (SIFMA + 0.38%), 10/18/22 (Put Date), 1/1/35(2)	1,500	1,503,015
Maricopa County Industrial Development Authority, AZ, (Banner Health), 1.69%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	1,000	1,002,510
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 4.00%, 7/1/20	200	203,578
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/27	500	544,545
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/25	30	35,575
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/26	85	102,883
Ohio, (Cleveland Clinic Health System), 1.52%, (SIFMA + 0.40%), 1/1/52(2)	1,500	1,502,700
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/23	35	39,851
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	42,184
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/19	100	100,204
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/20	235	243,968
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	150	160,716
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	200	221,060

		$7,515,916

Security	Principal Amount (000’s omitted)	Value
Housing — 2.3%
Massachusetts Housing Finance Agency, 1.45% to 12/1/22 (Put Date), 12/1/49	$700	$698,740
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.30%, 7/1/21	395	400,084
New York City Housing Development Corp., NY, 1.70%, 11/1/20	200	200,766
New York City Housing Development Corp., NY, 1.80%, 11/1/21	165	166,336

		$1,465,926

Insured-General Obligations — 2.6%
Albertville, AL, (BAM), 4.00%, 6/1/28	$250	$266,427
Montgomery County Municipal Utility District No. 9, TX, (BAM), 3.00%, 4/1/25	250	263,110
Montgomery County Municipal Utility District No. 9, TX, (BAM), 3.00%, 4/1/26	250	262,375
Montgomery County Municipal Utility District No. 9, TX, (BAM), 3.00%, 4/1/27	525	548,389
New Britain, CT, (BAM), 5.00%, 3/1/25	50	58,683
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/23	105	117,893
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	5,949
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/20	50	50,678
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/21	50	51,500

		$1,625,004

Insured-Lease Revenue/Certificates of Participation — 0.7%
Highlands County School Board, FL, (BAM), 5.00%, 3/1/20	$250	$252,960
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	180	211,658

		$464,618

Insured-Special Tax Revenue — 0.0%(3)
Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	$10	$11,851

		$11,851

Insured-Transportation — 4.9%
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/28	$1,000	$1,239,890
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/29	1,510	1,863,959

		$3,103,849

Insured-Water and Sewer — 0.1%
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 3.00%, 9/1/22	$25	$26,190

		$26,190

Lease Revenue/Certificates of Participation — 1.8%
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/23	$225	$258,316
Miami-Dade County School Board, FL, 5.00%, 2/1/24	300	345,855
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/23	100	104,586
Palm Beach County School Board, FL, 5.00%, 8/1/21	125	133,116
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	261,683
Thompson School District No. R2-J, Larimer, Weld and Boulder Counties, CO, 5.00%, 12/1/19	25	25,071

		$1,128,627

Other Revenue — 14.4%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.577%, (70% of 1 mo. USD LIBOR + 0.33%), 10/1/47(2)	$2,000	$2,002,640
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	100	107,724
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/27	330	396,380

Security	Principal Amount (000’s omitted)	Value
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/28	$545	$652,877
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/29	600	717,156
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 1.69%, (SIFMA + 0.57%), 12/1/23 (Put Date), 8/1/48(2)	2,000	2,001,740
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/26	275	343,332
Tennergy Corp., TN, Gas Supply Revenue, 5.00% to 10/1/24 (Put Date), 2/1/50	2,000	2,304,520
Tennessee Energy Acquisition Corp., Gas Project Revenue, 5.00%, 11/1/22	300	328,551
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/24	100	116,733
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/25	100	119,906

		$9,091,559

Senior Living/Life Care — 2.3%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/24	$60	$67,958
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/25	60	69,292
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/29	830	948,482
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	50	53,234
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	100	112,762
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/22	150	164,523
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	54,645

		$1,470,896

Special Tax Revenue — 3.2%
Contra Costa Transportation Authority, CA, Sales Tax Revenue, 1.672%, (70% of 1 mo. USD LIBOR + 0.25%), 3/1/34(2)	$500	$499,720
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/26	100	112,460
Thornton Development Authority, CO, 2.00%, 12/1/19	200	200,116
Thornton Development Authority, CO, 4.00%, 12/1/20	100	102,970
Troup County Public Facilities Authority, GA, 3.00%, 5/1/21	1,000	1,027,130
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/20	100	101,207

		$2,043,603

Transportation — 7.4%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 2.02%, (SIFMA + 0.90%), 5/1/23 (Put Date), 4/1/47(2)	$500	$509,065
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	250	298,260
Metropolitan Transportation Authority, NY, 2.181%, (67% of 1 mo. USD LIBOR + 0.82%), 11/1/26(2)	885	894,000
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/29	1,000	1,247,550
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/20	100	101,230
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/22	100	108,722
South Carolina Transportation Infrastructure Bank, 1.811%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(2)	1,490	1,491,401

		$4,650,228

Water and Sewer — 5.5%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$64,839
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/24	500	581,800

Security	Principal Amount (000’s omitted)	Value
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/24	$335	$394,024
Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	500	594,370
North Penn Water Authority, PA, 1.28%, (SIFMA + 0.16%), 11/1/20(2)	920	920,055
North Penn Water Authority, PA, 1.38%, (SIFMA + 0.26%), 11/1/21(2)	500	500,115
North Penn Water Authority, PA, 1.58%, (SIFMA + 0.46%), 11/1/23(2)	400	400,076

		$3,455,279

Total Tax-Exempt Investments — 94.6% (identified cost $58,120,789)		$59,688,005

Short-Term Investments — 4.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.97%(4)	2,856,464	$2,856,464

Total Short-Term Investments (identified cost $2,856,283)		$2,856,464

Total Investments — 99.2% (identified cost $60,977,072)		$62,544,469

Other Assets, Less Liabilities — 0.8%		$531,845

Net Assets — 100.0%		$63,076,314

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	18.0%
Others, representing less than 10% individually	76.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2019, 8.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.2% to 5.2% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2019.

(2)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2019.

(3)	Amount is less than 0.05%.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2019.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at October 31, 2019.

At October 31, 2019, the value of the Fund’s investment in affiliated funds was $2,856,464, which represents 4.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended October 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 1.97%	$8,198,232	$26,104,432	$(31,446,061)	$(58)	$(81)	$2,856,464	$51,194	2,856,464

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$59,688,005	$—	$59,688,005
Short-Term Investments	—	2,856,464	—	2,856,464
Total Investments	$—	$62,544,469	$—	$62,544,469

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.